Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unconsolidated structured entities
Structured entities
Assets recognised related to structured entities	£ 27,680	£ 24,229
Liabilities recognised related to structured entities	84	161
Liquidity facilities/loan commitments	2,790	2,591
Guarantees	546	104
Total	3,336	2,695
Maximum exposure	30,932	26,763
Unconsolidated structured entities | Trading assets
Structured entities
Assets recognised related to structured entities	150	468
Unconsolidated structured entities | Derivative assets
Structured entities
Assets recognised related to structured entities	96	94
Unconsolidated structured entities | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	84	161
Unconsolidated structured entities | Loans to customers
Structured entities
Assets recognised related to structured entities	9,207	7,000
Unconsolidated structured entities | Other financial assets
Structured entities
Assets recognised related to structured entities	18,227	16,667
Asset backed securitisation vehicles
Structured entities
Assets recognised related to structured entities	25,193	21,489
Liabilities recognised related to structured entities	82	153
Liquidity facilities/loan commitments	2,374	2,134
Total	2,374	2,134
Maximum exposure	27,485	23,470
Asset backed securitisation vehicles | Trading assets
Structured entities
Assets recognised related to structured entities	122	252
Asset backed securitisation vehicles | Derivative assets
Structured entities
Assets recognised related to structured entities	96	94
Asset backed securitisation vehicles | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	82	153
Asset backed securitisation vehicles | Loans to customers
Structured entities
Assets recognised related to structured entities	7,471	5,399
Asset backed securitisation vehicles | Other financial assets
Structured entities
Assets recognised related to structured entities	17,504	15,744
Investment funds and other
Structured entities
Assets recognised related to structured entities	2,487	2,740
Liabilities recognised related to structured entities	2	8
Liquidity facilities/loan commitments	416	457
Guarantees	546	104
Total	962	561
Maximum exposure	3,447	3,293
Investment funds and other | Trading assets
Structured entities
Assets recognised related to structured entities	28	216
Investment funds and other | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	2	8
Investment funds and other | Loans to customers
Structured entities
Assets recognised related to structured entities	1,736	1,601
Investment funds and other | Other financial assets
Structured entities
Assets recognised related to structured entities	£ 723	£ 923